Activities of the Company and significant events - Additional Information (Detail) $ / shares in Units, $ in Millions										12 Months Ended
	Sep. 28, 2021 MXN ($)	Sep. 14, 2021 MXN ($) $ / shares	May 28, 2021 MXN ($)	[1]	Apr. 27, 2021 MXN ($) $ / shares shares	May 17, 2019 MXN ($)	Apr. 23, 2019 MXN ($) $ / shares	Oct. 10, 2018 USD ($)	Sep. 30, 2015	Dec. 31, 2021 MXN ($) Facility Airport $ / shares shares	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 USD ($) Facility	Oct. 15, 2021 MXN ($)	May 27, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Jul. 01, 2020 MXN ($)	Apr. 25, 2018 MXN ($)	Dec. 31, 2016 MXN ($)	Apr. 20, 2015 USD ($)	Feb. 24, 2006
Disclosure of detailed information about service concession arrangements [Line Items]
Number of facility | Facility										12		12
Description of the agreement										In June 1998, the subsidiaries of Grupo Aeroportuario del Pacífico, S.A.B. de C.V. were granted concessions by the Ministry of Communications and Transportation (SCT) to manage, operate and develop each of the Pacific Group’s 12 airports and benefit from the use of the airport facilities, for a 50-year term beginning November 1, 1998 (The Concession or Concessions). The cost of the concessions, which totaled Ps.15,938,359, was determined by the Mexican Government in August 1999, based upon the price paid by Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V. (AMP, the strategic shareholder of the Company) for its interests in GAP.
Cost of the concessions										$ 15,938,359,000								$ 15,938,359,000
Description on concessions agreement term										On August 20, 1999, GAP entered into a Liabilities Assumption Agreement with each of its subsidiaries, whereby it assumed the liabilities incurred by each subsidiary derived from obtaining the concession. Such liabilities were capitalized by GAP as equity in favor of the Mexican Government on the same date
Concession agreement term										The term of the concession is 50 years as of November 1, 1998 and may be extended by the SCT on one or more occasions for up to 50 additional years under certain circumstances.
Description of the agreement										Beginning on November 1, 1998, the Company is required to pay an annual tax to the Mexican Government, through the SCT, for use of the public property, equivalent to 5% of each concessionaire’s annual gross revenues, according to the concession terms and the Mexican Federal Duties Law
Percentage of common stock voting																				85.00%
Participation percentage in stock exchanges																				100.00%
Repurchased shares price										$ 3,000,037,000	$ 1,733,374,000				$ 1,733,374,000
Cancellation amount of the repurchase fund					$ 1,550,000,000
Reverse repurchase amount					$ 3,000,000,000
Cancellation of repurchase of shares, shares | shares					35,424,453
Capital reduction per share | $ / shares		$ 7.80			$ 3.823095061582		$ 3.03
Capital reduction	$ 4,014,701,000		$ 2,000,000,000			$ 1,592,494,000				6,014,701,000	1,592,494,000
Long-term debt securities													$ 25,000,000	$ 45,000,000
Unsecured loan												$ 191.0	2,500,000,000	4,500,000,000
Debt instruments issued										22,500,000,000	12,000,000,000				17,000,000,000
Reserve for repurchase of shares		$ 2,000,000,000								$ 5,531,292,000	$ 3,283,374,000				$ 3,283,374,000
Top of Range [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Reserve for repurchase of shares		$ 3,000,000,000			$ 3,000,000,000		$ 1,550,000,000									$ 1,550,000,000	$ 1,250,000,000
Variable Rate of TIIE-28 plus 25 Basis Points [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Unsecured loan													$ 1,500,000,000
Description of derivative instruments variable interest rate basis										variable rate of TIIE-28 plus 25 basis points, payment of principal as of October 9, 2026
Debt securities,basis points													0.25%
Unsecured Debt GAP-21 [Member] | Variable Rate of TIIE-28 plus 60 Basis Points [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Unsecured loan														$ 2,500,000,000
Description of derivative instruments variable interest rate basis										variable rate of TIIE-28 plus 60 basis points, payment of the principal on June 2, 2025
Debt securities,basis points														0.60%
Unsecured Debt GAP-21-2 [Member] | Interest every 182 Days at Fixed Annual Rate of 7.91% [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Unsecured loan													$ 1,000,000,000	$ 2,000,000,000
Description of derivative instruments fixed interest basis										will pay interest every 182 days at a fixed annual rate of 7.91%, with payment of the principal on April 28, 2028.
Unsecured Debt GAP-21-2 [Member] | Interest every 182 Days at Fixed Annual Rate of 7.91% [Member] | Fixed Interest Rate [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Fixed annual interest rate													7.91%	7.91%
Unsecured Debt GAP 16 [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Unsecured loan														$ 1,000,000,000
Debt instruments issued														$ 1,500,000,000
Series B [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Shares repurchased | shares										13,270,970
Shares at an average price | $ / shares										$ 226.01
Repurchased shares price										$ 3,000,037,000
NMIA [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Concession agreement period								25 years		25 years
Concession agreement possible extension period								5 years
Concession agreement latest commence date								Oct. 10, 2019
Concession agreement payable during the following 12 months								$ 7.1
NMIA [Member] | IFC [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Concession agreement payable during the following 12 months								2.1
NMIA [Member] | AAJ [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Concession agreement payable during the following 12 months								$ 5.0
Percentage of total aeronautical and commercial revenues obliged to pay as concession right								62.01%
SCL Terminal Aereo Santiago [Member] | Spain [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Percentage of stake by the company									14.77%
Abertis [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Ownership percentage																			100.00%
Transaction cost																			$ 192.0
MBJA [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Concession agreement term										MBJA holds the concession to operate, maintain and utilize the airport for a period of 30 years, beginning April 2, 2003.
Percentage of stake by the company										74.50%
Percentage of stake by non controlling owners										25.50%
Mexican concessions [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Cost of the concessions										$ 15,938,359,000
Number of operate and develop airports | Airport										12
Benefit from use of airport facilities term										50 years
Percentage of tax to be paid										5.00%	5.00%

[1]	3.823095061582